Post-retirement and other defined benefit schemes - Movement in and components of scheme obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement
End of year	$ 13,018
Obligations of plans	(13,018)
Scheme obligations
Movement
Beginning of year	13,870	$ 12,412
Current service cost	(123)	(104)
Past service (cost)/credit	(5)	29
Participant contributions	(4)	(4)
Benefits paid	595	532
Interest expense on post-retirement scheme obligations	(145)	(206)
Actuarial gains/(losses)	211	(928)
Exchange and other adjustments	323	(777)
End of year	13,018	13,870
Obligations of plans	(13,018)	(13,870)
Pension schemes
Movement
Beginning of year	13,870
End of year	13,018	13,870
Obligations of plans	(13,018)	(13,870)
Pension schemes | Funded pension schemes
Movement
Beginning of year	12,868
End of year	12,636	12,868
Obligations of plans	(12,636)	(12,868)
Pension schemes | Funded post-retirement healthcare
Movement
Beginning of year	169
End of year	143	169
Obligations of plans	(143)	(169)
Pension schemes | Unfunded pension schemes
Movement
Beginning of year	793
End of year	212	793
Obligations of plans	(212)	(793)
Pension schemes | Unfunded post-retirement healthcare
Movement
Beginning of year	40
End of year	27	40
Obligations of plans	(27)	(40)
Pension schemes | UK defined benefit plans
Movement
Beginning of year	8,425
End of year	7,941	8,425
Obligations of plans	(7,941)	(8,425)
Pension schemes | UK defined benefit plans | Scheme obligations
Movement
Beginning of year	8,425	7,580
Current service cost	(18)	(18)
Past service (cost)/credit	(4)	(9)
Participant contributions	(2)	(2)
Benefits paid	333	323
Interest expense on post-retirement scheme obligations	(87)	(130)
Actuarial gains/(losses)	199	(637)
Exchange and other adjustments	63	(372)
End of year	7,941	8,425
Obligations of plans	(7,941)	(8,425)
Pension schemes | UK defined benefit plans | Funded pension schemes
Movement
Beginning of year	8,405
End of year	7,927	8,405
Obligations of plans	(7,927)	(8,405)
Pension schemes | UK defined benefit plans | Unfunded post-retirement healthcare
Movement
Beginning of year	20
End of year	14	20
Obligations of plans	(14)	(20)
Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,319
End of year	1,300	1,319
Obligations of plans	(1,300)	(1,319)
Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	1,319	1,080
Current service cost	(34)	(26)
Past service (cost)/credit		(24)
Participant contributions	(2)	(2)
Benefits paid	35	27
Interest expense on post-retirement scheme obligations	(8)	(10)
Actuarial gains/(losses)	9	(96)
Exchange and other adjustments	19	(108)
End of year	1,300	1,319
Obligations of plans	(1,300)	(1,319)
Pension schemes | Rest of Group defined benefit plans | Funded pension schemes
Movement
Beginning of year	603
End of year	1,160	603
Obligations of plans	(1,160)	(603)
Pension schemes | Rest of Group defined benefit plans | Unfunded pension schemes
Movement
Beginning of year	696
End of year	127	696
Obligations of plans	(127)	(696)
Pension schemes | Rest of Group defined benefit plans | Unfunded post-retirement healthcare
Movement
Beginning of year	20
End of year	13	20
Obligations of plans	(13)	(20)
US | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	1,601
End of year	1,404	1,601
Obligations of plans	(1,404)	(1,601)
US | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	1,601	1,592
Current service cost	(2)	(1)
Past service (cost)/credit		64
Benefits paid	176	135
Interest expense on post-retirement scheme obligations	(28)	(40)
Actuarial gains/(losses)	46	(167)
Exchange and other adjustments	5
End of year	1,404	1,601
Obligations of plans	(1,404)	(1,601)
US | Pension schemes | Rest of Group defined benefit plans | Funded pension schemes
Movement
Beginning of year	1,335
End of year	1,178	1,335
Obligations of plans	(1,178)	(1,335)
US | Pension schemes | Rest of Group defined benefit plans | Funded post-retirement healthcare
Movement
Beginning of year	169
End of year	143	169
Obligations of plans	(143)	(169)
US | Pension schemes | Rest of Group defined benefit plans | Unfunded pension schemes
Movement
Beginning of year	97
End of year	83	97
Obligations of plans	(83)	(97)
SWEDEN | Pension schemes | Rest of Group defined benefit plans
Movement
Beginning of year	2,525
End of year	2,373	2,525
Obligations of plans	(2,373)	(2,525)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Scheme obligations
Movement
Beginning of year	2,525	2,160
Current service cost	(69)	(59)
Past service (cost)/credit	(1)	(2)
Benefits paid	51	47
Interest expense on post-retirement scheme obligations	(22)	(26)
Actuarial gains/(losses)	(43)	(28)
Exchange and other adjustments	236	(297)
End of year	2,373	2,525
Obligations of plans	(2,373)	(2,525)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Funded pension schemes
Movement
Beginning of year	2,525
End of year	2,371	2,525
Obligations of plans	(2,371)	$ (2,525)
SWEDEN | Pension schemes | Rest of Group defined benefit plans | Unfunded pension schemes
Movement
End of year	2
Obligations of plans	$ (2)